Investments in Equity Investees - Capital Commitments (Details) - Capital commitments $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 1,502
Equity investees
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 2,426